CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Additional Paid-In Capital	Accumulated Deficit	Accumulated other comprehensive loss	Common Stock Class A [Member]	Common Stock Class B [Member]
Balance, shares at Dec. 31, 2019					0	0
Balance, amount at Dec. 31, 2019	$ 488,733	$ 723,861	$ (231,193)	$ (3,935)	$ 0	$ 0
Net loss for the year ended December 31, 2020	(705,870)		(711,801)	5,931
Issuance of Platinum ordinary shares and capital contributions to Yubo Beijing, shares					115,245,003
Issuance of Platinum ordinary shares and capital contributions to Yubo Beijing, amount	634,756	519,511	0	0	$ 115,245
Sale of Platium ordinary shares on September 11, 2020, shares					1,754,997
Sale of Platium ordinary shares on September 11, 2020, amount	750,000	748,245	0	0	$ 1,755	0
Balance, shares at Dec. 31, 2020					117,000,000
Balance, amount at Dec. 31, 2020	1,167,619	1,991,617	(942,994)	1,996	$ 117,000	$ 0
Net loss for the year ended December 31, 2020	(1,425,981)	0	(1,542,438)	116,457
Capital contributions to Yubo Beijing	127,164	127,164	0	0
Reverse acquisitions of Yubo International Biotech Limited by Platinum International Biotech Co. Ltd., shares					1,177,885	4,447
Reverse acquisitions of Yubo International Biotech Limited by Platinum International Biotech Co. Ltd., amount	0	(1,182)	0	0	$ 1,178	$ 4
Balance, shares at Dec. 31, 2021					118,177,885	4,447
Balance, amount at Dec. 31, 2021	$ (131,198)	$ 2,117,599	$ (2,485,432)	$ 118,453	$ 118,178	$ 4